MARKETABLE SECURITIES (Details Narrative) (USD $)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Jan. 26, 2012 Amicor
Realized gain - trading securities						$ 19,702		$ 19,702
Net proceeds received from the sale of marketable securities						100,000		100,000
Net proceeds on sale of marketable securities						119,702
Purchase price of options to purchase properties and claims sold to Amicor, shares											10,000,000
Shares of Amicor Sold	1,500,000		760,000
Realized gain - available for sale securities	$ 225,000	$ 17,600	$ 340,600			$ 340,600		$ 340,600
Sale price per share of Amicor	$ 0.15
Company's percentage ownership of Amicor		27.60%				27.60%		27.60%			26.60%